CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)																1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Jan. 31, 2021	Dec. 17, 2020	Oct. 07, 2020	Aug. 28, 2020	Jul. 22, 2020	Jul. 20, 2020	Apr. 20, 2020	Jan. 30, 2020	Jan. 07, 2020	Nov. 07, 2019	Oct. 14, 2019	Oct. 03, 2019	Apr. 09, 2019	Aug. 31, 2020	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2021	Aug. 13, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Sep. 06, 2019
Short-Term Debt [Line Items]
Debt principal balance		$ 500,000																	$ 1,062,764						$ 1,062,764
Proceeds from convertible promissory note																									1,912,382
Stock Issued During Period, Value, Conversion of Convertible Securities																							543,456		8,842,996
Additional Paid in Capital	124,604,718																		104,872,991				124,604,718		104,872,991
Gain (Loss) on Extinguishment of Debt								$ 502,742															1,564,941		7,847,073
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.40
Repayments of Notes Payable																							991,468		3,002,127
Net proceeds from notes payable																									4,479,662
Debt original issue discount										$ 1,287,473									83,548						83,548
Convertible Notes Payable, Current																			979,216						979,216
Convertible Notes Payable																			979,216						979,216
Repayments of Convertible Debt																									257,139
Fair value of derivative liabilities										11,381,885
Derivative, Gain (Loss) on Derivative, Net																							(3,284,306)		34,692,503
Convertible promissory notes default amount																			$ 351,000						351,000
Default penalty amount due																		$ 711,764
Amortization of Debt Discount (Premium)		$ 600,000																					$ 83,548		$ 4,928,010
Debt, Weighted Average Interest Rate	18.00%																						18.00%
August 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance										$ 723,985
Stock Issued During Period, Shares, Conversion of Convertible Securities																			9,606,099		293,677,788
Debt Instrument, Convertible, Conversion Price																			$ 0.006						$ 0.006
Debt instrument interest rate										30.00%
Debt Conversion, Converted Instrument, Rate										18.00%
Repayments of Notes Payable																					$ 257,139
Proceeds from Legal Settlements																					128,674
Debt Instrument, Periodic Payment																				$ 284,249	2,118,311
Interest Payable																			$ 58,317	8,450	48,685	$ 8,450			$ 58,317
Debt Instrument, Periodic Payment, Interest																				$ 900	1,000
Interest and Debt Expense																					$ 84,416
Debt Conversion, Converted Instrument, Shares Issued																				39,885,602
August 30, 2019 Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt principal balance	$ 0																		22,064				$ 0		22,064
Debt Instrument, Periodic Payment																							0		22,064
Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance														$ 166,667
Warrants Purchase														66,401
Debt Conversion, Description														The “Conversion Price” in effect on any Conversion Date (as defined in the April 20 Note) means, as of any Conversion Date or other date of determination, the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the April 20 Note) during the 20 consecutive Trading Day (as defined in the April 20 Note) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion
Debt instrument interest rate														10.00%
Net proceeds from notes payable														$ 150,000
Debt original issue discount														$ 16,667
October 3 Note [Member]
Short-Term Debt [Line Items]
Debt principal balance																			$ 216,667						$ 216,667
Stock Issued During Period, Shares, Conversion of Convertible Securities																									27,525,109
Debt Instrument, Convertible, Conversion Price											$ 0.40			$ 2.50					$ 0.006						$ 0.006
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.006						$ 0.006
[custom:DeemedDividend]											$ 859,768
Debt instrument interest rate																												30.00%
Interest Payable																			$ 11,774						$ 11,774			$ 50,000
Debt Instrument, Periodic Payment, Interest																									5,000
Interest and Debt Expense																									2,180
[custom:RepaymentOfLoanPercentage-0]																												18.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible Debt																														$ 0
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance				$ 500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				55,000,000
Interest Payable				$ 81,616
April 2020 Note [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					53,255,583													15,923,322		38,500,000
Debt Instrument, Periodic Payment																				$ 293,150
Interest Payable																				26,383		$ 26,383
Interest and Debt Expense																		$ 95,540		231,000
[custom:InitialDerivativeExpense]																									1,021,725
Convertible Notes Payable, Current	0																		69,300				0		69,300
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																									1,436,725
[custom:PenaltyAmount]	69,300
Other Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt principal balance						$ 185,000
Proceeds from convertible promissory note						185,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			15,454,546
Debt Instrument, Periodic Payment						7,500
Convertible Debt	0																						0
[custom:ReductionOfConvertiblePromissoryDebt]						$ 20.000
Repayments of Convertible Debt	170,000																								15,000
Derivative Liabilities [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt																									45,731,614
Embedded Derivative, Fair Value of Embedded Derivative Liability																			6,340,248						6,340,248
Convertible Notes [Member]
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)																							83,548		4,322,247
Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 0.01
Debt original issue discount																													$ 262,872
Warrant [Member] | October 3 Note [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.40																$ 2.50
Warrants Purchase																											66,667
Warrants One [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.40
Warrants Purchase											416,669
Bellridge Capital, L.P [Member]
Short-Term Debt [Line Items]
Debt principal balance																			$ 0						0
Stock Issued During Period, Shares, Conversion of Convertible Securities																107,500,001
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 1,813,402
Debt Instrument, Increase (Decrease), Net																70,671
Debt Instrument, Convertible, Conversion Price																										$ 0.02
Gain (Loss) on Extinguishment of Debt																$ 512,366
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from convertible promissory note																									$ 2,068,000
Debt Instrument, Convertible, Conversion Price											$ 0.40																				$ 2.50
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.40																				2.50
Warrants Purchase																			827,200						827,200
Debt Conversion, Description																									per share, and the number of shares issuable upon exercise of the warrants was increased to
[custom:DeemedDividend]											$ 17,836,244
Debt instrument interest rate																			10.00%						10.00%
Debt Conversion, Converted Instrument, Rate																								25.00%
Net proceeds from notes payable																							$ 1,880,000
Debt original issue discount																			$ 188,000						$ 188,000
Debt instrument, description																							The Q1/Q2 2020 Notes initially bore interest at 6% per annum and become due and payable on the date that is the 24-month anniversary of the original issue date of the respective Q1/Q2 2020 Note. During the existence of an Event of Default (as defined in the Q1/Q2 2020 Notes), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other Indebtedness (as defined in the Q1/Q2 2020 Notes), interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of the issuance of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule (each, a “Q1/Q2 2020 Note Amortization Payment”), was due and payable, until the Maturity Date (as defined in the applicable Q1/Q2 2020 Note), at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable on such Q1/Q2 2020 Note will be immediately due and payable.
[custom:AggregatePrincipleAmountOutstandingDescription]																							The Q1/Q2 2020 Notes may be prepaid, provided that certain Equity Conditions, as defined in the Q1/Q2 2020 Notes, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from each Q1/Q2 2020 Note’s respective original issuance date until and through the day that falls on the third month anniversary of such original issue date (each a “Q1/Q2 2020 Note 3 Month Anniversary”) at an amount equal to 105% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest, and (ii) after the applicable Q1/Q2 2020 Note 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, each holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, (y) exchange its Q1/Q2 2020 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold its Q1/Q2 2020 Note(s). Except for a Public Offering and Q1/Q2 2020 Note Amortization Payments, in order to prepay a Q1/Q2 2020 Note, the Company must provide at least 30 days’ prior written notice to the holder thereof, during which time the holder may convert its Q1/Q2 2020 Note in whole or in part at the applicable conversion price. The Q1/Q2 2020 Note Amortization Payments were prepayments and were subject to prepayment penalties equal to 115% of the Q1/Q2 2020 Note Amortization Payment
Debt Instrument, Payment Terms																							The “Conversion Price” in effect on any Conversion Date (as defined in the Q1/Q2 2020 Notes) means, as of any date of determination, $0.40 per share, subject to adjustment as provided therein and summarized below. If an Event of Default (as defined in the Q1/Q2 2020 Notes) has occurred, regardless of whether it has been cured or remains ongoing, the Q1/Q2 2020 Notes are convertible at the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the Q1/Q2 2020 Notes) during the 20 consecutive Trading Day (as defined in the Q1/Q2 2020 Notes) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion. All such Conversion Price determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the number of shares of Common Stock outstanding.
Securities Purchase Agreement [Member] | August 2019 Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.006						$ 0.006
Shares Issued, Price Per Share																			$ 0.006						$ 0.006
Securities Purchase Agreement [Member] | August 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance																			$ 620,400						$ 620,400
Stock Issued During Period, Shares, Conversion of Convertible Securities																						291,796,804
Debt instrument interest rate																			30.00%						30.00%
Debt Conversion, Converted Instrument, Rate																									18.00%
Interest Payable																				3,731		$ 3,731
Convertible Debt																				$ 1,887,000		$ 1,887,000
Securities Purchase Agreement [Member] | 2020 Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance																			$ 801,400						$ 801,400
Debt original issue discount	0																		83,548				$ 0		83,548
Convertible Notes Payable, Current																			$ 717,852						$ 717,852
Securities Purchase Agreement [Member] | April 2020 Note [Member] | Investors [Member]
Short-Term Debt [Line Items]
Debt principal balance									$ 456,500
Gain (Loss) on Extinguishment of Debt									$ 220,000
Debt instrument interest rate									600.00%
Debt Conversion, Converted Instrument, Rate									18.00%
Interest and Debt Expense									$ 136,950
Net proceeds from notes payable									415,000
Debt original issue discount									41,500
Convertible Debt									$ 195,000
Debt Instrument, Payment Terms									April 20 Note may be prepaid, provided that certain Equity Conditions, as defined in the April 20 Note, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from April 20, 2020 until and through July 20, 2020 at an amount equal to 105% of the aggregate of the outstanding principal balance of the April 20 Note and accrued and unpaid interest, and (ii) after July 20, 2020 at an amount equal to 115% of the aggregate of the outstanding principal balance of the April 20 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, the holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, (y) exchange its April 20 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the April 20 Note. Except for a Public Offering and April 20 Note Amortization Payments, in order to prepay the April 20 Note, the Company must provide at least 30 days’ prior written notice to the holder, during which time the holder may convert the April 20 Note in whole or in part at the then applicable conversion price. For avoidance of doubt, the April 20 Note Amortization Payments will be prepayments and are subject to prepayment penalties equal to 115% of the April 20 Note Amortization Payment. In the event the Company consummates a Public Offering while the April 20 Note is outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the April 20 Note.
Debt Instrument, Interest Rate, Effective Percentage									10.00%
Payments of Debt Issuance Costs																	$ 415,000
Convertible Notes Payable									$ 1,436,725
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net									$ 1,021,725
Securities Purchase Agreement [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.40								$ 0.40						$ 0.40						$ 2.50
Warrants Purchase											8,644,474																				1,383,116
Debt original issue discount																			$ 1,287,474						$ 1,287,474
Embedded Derivative, Fair Value of Embedded Derivative Liability																			8,817,568						8,817,568
[custom:InitialDerivativeExpense]																									7,530,095
Exchange Agreements [Member] | August 2019 Notes and August 2019 Warrants [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt							$ 239,678
Warrants Purchase							423,159,293
Interest Payable							$ 85,827
[custom:BusinessAcquisitionPurchasePrice-0]							$ 500,184
[custom:PreferredStockExchangedForCommonStock-0]							522,726
Leak Out Agreements [Member]
Short-Term Debt [Line Items]
[custom:AgreementDescription]								the respective Investor agreed that, until the earliest to occur of (a) 120 days from date of Exchange Agreement, (b) the common stock trading at an average reported volume of at least
[custom:CommonStockAverageReportedTradingVolume]							100,000,001
[custom:PercentageOfCommonStockSoldOnTradingDay]							10
Leak Out Agreements [Member] | August 2019 Notes and August 2019 Warrants [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 0.10
Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Debt principal balance																			0						0
Convertible Note Agreement [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date												Nov. 07, 2020	Oct. 14, 2020
Debt instrument interest rate													10.00%
Debt Instrument, Periodic Payment												$ 200,000	$ 300,000
[custom:RegistrationRightsAgreementDescription]													the lower of: (i) $2.50 per share and (ii) the twenty day per share closing trading price of the Company’s common stock during the twenty trading days that close with the last previous trading day ended three days prior to the date of exercise. The Fall 2019 Notes did not contain anti-dilutive provisions.
Red Diamond Partners LLC And RDW Capital LLC [Member] | Red Diamond Amendments [Member]
Short-Term Debt [Line Items]
Debt principal balance															$ 510,000				0						$ 0
Debt Instrument, Maturity Date															Dec. 31, 2020
Proceeds from convertible promissory note															$ 4,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																									96,661,102
Stock Issued During Period, Value, Conversion of Convertible Securities																									$ 510,000
Debt Instrument, Increase (Decrease), Net																									158,141
Additional Paid in Capital																			$ 385,385						$ 385,385
Accredited Investor [Member] | Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Debt principal balance												$ 500,000
Investor [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt																							$ 148,651
Investor [Member] | Letter Agreement [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt																		$ 143,872
Investor [Member] | Letter Agreement [Member] | Q1 And Q2 2020 Note [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																		28,358,841					28,358,841
Gain (Loss) on Extinguishment of Debt																		$ 664,400					$ 664,400
Debt Instrument, Periodic Payment																		277,916
Extinguishment of Debt, Amount																		$ 664,400					664,400
Convertible Notes Payable, Current	$ 277,916																						$ 277,916